Subordinated Notes and Debentures (Narrative) (Details) - 4.859% Medium Term Notes [Member] $ in Millions	3 Months Ended
Jan. 31, 2026 CAD ($)
Disclosure of detailed information about borrowings [line items]
Face amount of debt	$ 1,250
Interest rate	4.859%
Redemption price of principal amount	100.00%